Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 17,044
2021	16,123
2022	14,882
2023	14,534
2024	14,521
Thereafter	17,744
Total lease payments	94,848
Amounts representing interest	(19,731)
Total	75,117
Finance Leases
2020	8,202
2021	3,249
2022	2,190
2023	3
2024	0
Thereafter	0
Total lease payments	13,644
Less imputed interest	(462)
Total	$ 13,182